Unbilled Revenue	12 Months Ended
Jun. 30, 2024
Unbilled Revenue
Unbilled Revenue

7. Unbilled Revenue

As of June 30, 2024 and 2023, the Company’s unbilled revenue mostly consists of invoices not yet issued for EPC projects where revenue recognized through percentage of completion.

	2024	2023
Beginning of the year	$7,405,866	-
Amounts invoices included in the beginning balance	(7,405,866)	-
Net increase in unbilled revenue recognized during the year	666,722	7,405,866
Foreign currency Impact	26	-
End of the year	$666,748	7,405,866